SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	31,125,869	5,991,283	1,415,550	1,007,338
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	30,225,397	5,070,888	398,226	432,142
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	900,472	914,577	1,011,768	560,490
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		5,818	5,556	14,706